Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Oct. 15, 2023	Mar. 01, 2023	Feb. 28, 2023	Dec. 31, 2022	Mar. 14, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.001		$ 1		$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000		50,000,000
Common stock, shares issued	6,400,000	6,400,000		50,000	6,400,000	5,700,000	5,700,000
Common stock, shares outstanding	6,400,000	6,400,000			6,400,000